OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

		As at December 31
(In millions of dollars)	Note	2017	2016

Deferred pension liability	22	460	404
Supplemental executive retirement plan	22	66	62
Stock-based compensation	24	66	64
Other		21	32

Total other long-term liabilities		613	562